Commitments and Contingencies (Details Narrative)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2015 USD ($)	Jul. 09, 2015 ft²	Dec. 02, 2014 USD ($) $ / shares shares	Dec. 02, 2014 $ / shares shares	Sep. 25, 2013 USD ($) shares	Jul. 30, 2015 USD ($) kg $ / kg	Jun. 29, 2015 USD ($) $ / shares shares	Apr. 30, 2013 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Jul. 31, 2015 shares	Jul. 24, 2015 USD ($) $ / shares shares
Stock option grants exercise prices per share | $ / shares													$ 7.722
Proceeds from issuance of shares upon closing of initial public offering											$ 20,000,000
Common shares issued, par value per share | $ / shares							$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Lease agreement term											2 years		2 years
Minimum monthly rent											$ 5,000		$ 5,000
Percentage of increase in annual rent											3.00%		3.00%
Rent expense									$ 15,000	$ 15,000	$ 45,000	$ 45,000	$ 60,000	$ 79,000
Century Park [Member]
Lease agreement term		61 months
Area of lease | ft²		2,780
Months 2 Through 13 [Member]
Rent expense													$ 9,174
Lease term description													months 2 through 13 of the term
Months 50 Through 61 [Member]
Rent expense													$ 10,325
Lease term description													months 50 through 61
Annual Excess Milestone Payments [Member] | Compensation Plan [Member] | License Event Bonus Opportunities [Member]
Cash bonus													$ 1,000,000
Number of stock options expected to vest | shares													6,993
Number of stock options vested | shares													6,993
Vesting period of options													36 months
Percentage of option vest													35.00%
Initial period license payment													$ 2,000,000
Andrew Ritter [Member]
Percentage of initial target bonus opportunities of base salary											40.00%
Andrew Ritter [Member] | Executive Compensation Plan [Member]
Annual base salary					$ 225,000		$ 310,000
Tuition reimbursement, payable period							3 years
Maximum offer entitled to receive							$ 180,000
Paid an aggregate of tuition reimbursement											$ 60,000
Accrued tuition reimbursement									$ 92,500		$ 92,500
Andrew Ritter [Member] | 2008 Stock Plan [Member]
Options to purchase of common stock shares | shares													48,951
Ira Ritter [Member]
Percentage of initial target bonus opportunities of base salary											35.00%
Ira Ritter [Member] | Executive Compensation Plan [Member]
Annual base salary					$ 210,000		$ 295,000
Ira Ritter [Member] | 2008 Stock Plan [Member]
Options to purchase of common stock shares | shares													48,951
Executive [Member] | FDA Meeting Bonus Opportunities [Member]
Cash bonus								$ 10,000
Executive [Member] | Fundraising Bonus Opportunities [Member]
Cash bonus													$ 50,000
Minimum actual deployment of funds by third party													2,000,000
Executive [Member] | Clinical Trial Funding Commitment Bonus Opportunities [Member]
Cash bonus													$ 75,000
Number of stock options vested | shares													10,489
Vesting period of options													36 months
Minimum actual deployment of funds by third party													$ 2,000,000
Percentage of option vest													35.00%
Bonus received													$ 75,000
Executive [Member] | License Event Bonus Opportunities [Member]
Percentage of initial target bonus opportunities of base salary													35.00%
Number of stock options expected to vest | shares													45,454
Number of stock options vested | shares													45,454
Vesting period of options													36 months
Minimum upfront payment of license													$ 2,000,000
Initial period license payment													$ 2,000,000
Executive [Member] | Compensation Plan [Member] | License Event Bonus Opportunities [Member]
Number of shares called by options | shares									48,951		48,951
Number of stock options expected to vest | shares									27,972		27,972
Percentage of initial period license payment													5.00%
Initial period license payment													$ 5,000,000
Executive [Member] | Executive Options [Member] | FDA Meeting Bonus Opportunities [Member]
Number of stock options expected to vest | shares					3,496
Number of stock options vested | shares					2,360
Executive [Member] | Executive Options [Member] | Fundraising Bonus Opportunities [Member]
Percentage of initial target bonus opportunities of base salary													35.00%
Number of stock options expected to vest | shares							48,951						6,993
Number of stock options vested | shares													6,993
Stock options to vest ratably on a monthly basis | shares															9,091
Vesting period of options													36 months
Bonus received													$ 150,000
Proceeds from issuance of shares upon closing of initial public offering													17,400,000
Executive One [Member] | Fundraising Bonus Opportunities [Member]
Cash bonus													150,000
Minimum actual deployment of funds by third party													$ 10,000,000
Executive One [Member] | Compensation Plan [Member] | License Event Bonus Opportunities [Member]
Percentage of initial period license payment													4.00%
Executive One [Member] | Compensation Plan [Member] | License Event Bonus Opportunities [Member] | Minimum [Member]
Initial period license payment													$ 5,000,000
Executive One [Member] | Compensation Plan [Member] | License Event Bonus Opportunities [Member] | Maximum [Member]
Initial period license payment													$ 10,000,000
Executive One [Member] | Executive Options [Member] | Fundraising Bonus Opportunities [Member]
Percentage of initial target bonus opportunities of base salary													35.00%
Number of stock options expected to vest | shares													13,986
Number of stock options vested | shares													13,986
Vesting period of options													36 months
Executive Two [Member] | Fundraising Bonus Opportunities [Member]
Minimum actual deployment of funds by third party													$ 2,000,000
Executive Two [Member] | Compensation Plan [Member] | License Event Bonus Opportunities [Member]
Percentage of initial period license payment													3.00%
Initial period license payment													$ 10,000,000
President [Member]
Number of stock options vested | shares				20,979
Number of shares company granted an aggregate of options | shares				453,413
Exercise price | $ / shares			$ 5.86	$ 5.86
President [Member] | First Anniversary Vesting Commencement [Member]
Percentage of initial target bonus opportunities of base salary				25.00%
Number of stock options vested | shares				432,434
Vesting period of options				36 months
Exercise price | $ / shares			5.86	$ 5.86
President [Member] | First Anniversary Vesting Commencement [Member] | First Options Covered Thereby [Member]
Number of stock options vested | shares				152,347
Exercise price | $ / shares			5.86	$ 5.86
President [Member] | First Anniversary Vesting Commencement [Member] | Next Options Covered Thereby [Member]
Number of stock options vested | shares				140,044
Exercise price | $ / shares			9.30	$ 9.30
President [Member] | First Anniversary Vesting Commencement [Member] | Remaining Balance Options Covered Thereby [Member]
Exercise price | $ / shares			$ 13.23	$ 13.23
Step Letter Agreement [Member] | Chief Executive Officer [Member]
Annual base salary			$ 360,000
Step Letter Agreement [Member] | Chief Executive Officer [Member] | Employee Stock Option [Member]
Number of shares called by options | shares			646,537	646,537
Stock option grants exercise prices per share | $ / shares			$ 5.86
Description of right to repurchase lapse			1/44th of the total number of shares subject to the right of repurchase
Step Letter Agreement [Member] | Chief Executive Officer [Member] | Employee Stock Option Two [Member]
Number of shares called by options | shares			73,777	73,777
Stock option grants exercise prices per share | $ / shares			$ 5.86
Description of right to repurchase lapse			1/44th of the total number of shares subject to the right of repurchase
Step Letter Agreement [Member] | Chief Executive Officer [Member] | Employee Stock Option Three [Member]
Number of shares called by options | shares							163,799
Minimum of public and private equity financing transactions value	$ 15,000,000
Percentage shares of common stock deemed to be outstanding	7.50%						7.50%
Percentage of shares subject to right of repurchase	75.00%						75.00%
Description of right to repurchase lapse	1/36th of the total number of shares subject to the right of repurchase						1/36th of the total number of shares subject to the right of repurchase
Amended Clinical Supply And Cooperation Agreement [Member] | Ricerche Sperimentali Montale Spa And Inalco Spa [Member]
Further option payment due in future																$ 1,000,000
Number of common shares to be issued | shares									100,000		100,000					100,000
Common shares issued, par value per share | $ / shares																$ 0.001
Fair value of shares to be paid									$ 416,000		$ 416,000
Amended Clinical Supply And Cooperation Agreement [Member] | Ricerche Sperimentali Montale Spa And Inalco Spa [Member] | Contractual Rights [Member]
Payment for GOS IP						$ 800,000
Payment required following FDA approval to RSM						$ 400,000
GOS kilograms | kg						350
GOS price per kilo | $ / kg						250
GOS price per kilo under existing supply agreement (in dollars per kilo) | $ / kg						2,000